EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2017
Equity Method Investment Summarized Financial Information Equity [Abstract]
EQUITY METHOD INVESTMENTS

NOTE 11—EQUITY METHOD INVESTMENTS

Our consolidated net income includes our proportionate share of the net income or loss of our equity method investees.  We do not have any investments accounted for under the equity method that are considered individually material. None of the equity method investees are listed on a stock exchange.

Summarized 100 percent balance sheet information for investments in equity method investees, combined, are set forth below:

	December 31, 2017	December 31, 2016
	(in thousands)
Current Assets	$40,400	$74,430
Noncurrent Assets	126,753	124,862
Total Assets	$167,153	$199,292
Current Liabilities	$77,920	$91,268
Noncurrent Liabilities	84,658	86,963
Total Liabilities	$162,578	$178,231

Summarized 100 percent income statement information for investments in equity method investees, combined, are set forth below:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Revenues	$4,205	$111,847	$107,795
Cost of operations	1,192	87,335	105,465
Gross profit	3,013	24,512	2,330
Net loss	$(29,607)	$(8,609)	$(38,245)

Our share of income taxes incurred directly by an equity company is reported in equity in earnings of equity method investee, and as such is not included in income taxes in our Consolidated Financial Statements.

During the third quarter of 2016, we exited our investment in THHE Fabricators Sdn. Bhd. and recorded a $12 million decrease in Investments in unconsolidated affiliates and a $5 million gain in Other non-operating income (expense). For further discussion see Note 19, Stockholders’ Equity.